Stock Options (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Stock-based compensation	$ 14,906	$ 0	$ 15,000	$ 15,000	$ 51,000	$ 14,906
Stock option plan [Member]
Common stock shares reserved under plan				4,765,000		4,765,000
Stock options maturity period				10 years
Equity Option [Member] | Employee [Member]
Stock options issued to related party					1,500,000
Stock options issued to related party, fair value					$ 0.04
Volatility rate					243.00%
Risk-free interest rate					2.20%
Expected term					5 years
Stock options vesting percentage, periodically					25.00%
Frequency of periodic vesting of stock options					quarterly
Stock options vesting period					1 year